Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013 pipeline	Sep. 30, 2012	Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Franchise effective date	Jan. 01, 2016
Number of pipelines	2
Expenditures under asset management agreement	$ 35,348,000	$ 26,794,000	$ 39,951,000